Cover	Feb. 10, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43113
Entity Registrant Name	Spartacus Acquisition Corp. II
Entity Central Index Key	0002097364
Entity Tax Identification Number	98-1896857
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3800 N Lamar Blvd
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78756
City Area Code	770
Local Phone Number	305-6434
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	TMTSU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TMTS
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	TMTSW
Security Exchange Name	NASDAQ